Note 17 - Share-based Payments - Weighted Average Assumptions (Details) - CAD ($)	12 Months Ended		13 Months Ended
	Mar. 31, 2019	Feb. 28, 2017	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Exercise price	$ 0.77	$ 1.69	$ 1.75	$ 1.69
Share price	$ 0.73	$ 1.69	$ 1.75	$ 1.69
Dividend
Risk-free interest	2.10%	0.87%	1.21%	0.87%
Estimated life (in years)	5.78	4.94	5.89	4.94
Expected volatility	85.35%	123.50%	82.40%	123.50%